Other Income (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Other Income [Abstract]
Reversal of provision for penalty	[1]		$ 1,130,242
Settlement agreement			(115,383)
Staff injury compensation	[2]		$ 328,615

[1]	During the six months ended June 30, 2025, a staff injury case was settled and fully compensated by the Company’s insurance provider. Consequently, the previously recognized provision for staff injury compensation of $328,615 was reversed and recognized as other income for the six months ended June 30, 2025.
[2]	During the six months ended June 30, 2025, the management reached a settlement agreement with the supplier for $115,383, thereby resolving the dispute. Consequently, the previously recognized provision for penalty of $1,130,242 was reversed and recognized as other income for the six months ended June 30, 2025.